COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS, CONTINGENCIES AND GUARANTEES
Schedule of minimum annual commitments

Enerplus has the following minimum annual commitments at December 31, 2015:

		Minimum Annual Commitment Each Year
($ thousands)	Total	2016	2017	2018	2019	2020	Thereafter

Bank credit facility(1)	$86,543	$–	$–	$86,543	$–	$–	$–
Senior notes(1)	1,137,139	–	62,280	62,280	92,280	160,483	759,816
Transportation commitments(2)	189,598	39,464	30,342	16,033	14,165	13,134	76,460
Processing commitments	57,966	12,426	11,989	10,553	10,539	1,684	10,775
Drilling and completions	8,456	6,567	1,889	–	–	–	–
Office leases	103,170	11,640	11,756	11,680	10,264	10,816	47,014

Total commitments(3)(4)	$1,582,872	$70,097	$118,256	$187,089	$127,248	$186,117	$894,065

(1)	Interest payments have not been included. Subsequent to December 31, 2015, Enerplus repaid US$57 million in senior notes.
(2)

Subsequent to December 31, 2015, Enerplus was approved for a binding bid for interstate pipeline capacity on the Tennessee Gas Pipeline from Enerplus' Marcellus production region to downstream connections. Effective August 1, 2016, Enerplus is committed for a demand toll of up to US$0.63/Mcf on up to 30,000 Mcf/d for a maximum of 20 years, with a total estimated commitment of $148.3 million from 2016 through 2036.

(3)

Crown and surface royalties, production taxes, lease rentals and mineral taxes (hydrocarbon production rights) have not been included as amounts paid depend on future ownership, production, prices and the legislative environment.

(4)	US$ commitments have been converted to CDN$ using the December 31, 2015 foreign exchange rate of 1.3840.